INCOME TAX AND MINIMUM PRESUMED INCOME TAX - Tax loss carryforward (Details) - USD ($)	Jun. 30, 2020	Jun. 30, 2019	Jun. 30, 2018
Tax loss carryforward
Deferred tax assets	$ 2,693,195	$ 3,743,709	$ 5,601,821
Argentina
Tax loss carryforward
Minimum amount of presumed income tax	3,376
Argentina | 2014
Tax loss carryforward
Minimum amount of presumed income tax	644
Argentina | 2015
Tax loss carryforward
Minimum amount of presumed income tax	1,363
Argentina | 2016
Tax loss carryforward
Minimum amount of presumed income tax	1,369
Tax Loss-Carry Forward
Tax loss carryforward
Tax-Loss Carry forward	10,119,630
Deferred tax assets	2,362,657
Tax Loss-Carry Forward | 2016
Tax loss carryforward
Tax-Loss Carry forward	309,073
Deferred tax assets	87,177
Tax Loss-Carry Forward | 2017
Tax loss carryforward
Tax-Loss Carry forward	691,923
Deferred tax assets	189,802
Tax Loss-Carry Forward | 2018
Tax loss carryforward
Tax-Loss Carry forward	245,741
Deferred tax assets	63,185
Tax Loss-Carry Forward | 2019
Tax loss carryforward
Tax-Loss Carry forward	266,974
Deferred tax assets	80,092
Tax Loss-Carry Forward | 2019
Tax loss carryforward
Tax-Loss Carry forward	4,258,576
Deferred tax assets	894,301
Tax Loss-Carry Forward | 2020
Tax loss carryforward
Tax-Loss Carry forward	1,501,773
Deferred tax assets	450,530
Tax Loss-Carry Forward | 2020
Tax loss carryforward
Tax-Loss Carry forward	2,845,570
Deferred tax assets	$ 597,570